Related Party Transactions - Additional Information (Detail)	12 Months Ended				0 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended					1 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 Reseller Right CNY	Feb. 06, 2012 VODone Limited	Nov. 04, 2010 VODone Limited	Dec. 31, 2013 VODone Limited USD ($)	Dec. 31, 2013 VODone Limited CNY	Dec. 31, 2012 VODone Limited CNY	Nov. 29, 2013 Vogins Technology Co. Limited ("Vogins BVI") CNY	Dec. 31, 2013 Vogins Technology Co. Limited ("Vogins BVI") USD ($)	Dec. 31, 2013 Vogins Technology Co. Limited ("Vogins BVI") CNY	Dec. 31, 2013 Vogins Technology Co. Limited ("Vogins BVI") Minimum	Dec. 31, 2013 Vogins Technology Co. Limited ("Vogins BVI") Maximum	Nov. 29, 2013 Vogins Technology Co. Limited ("Vogins BVI") Gaintech Co. Limited (Gaintech)	Dec. 31, 2010 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited VODone Limited CNY	Dec. 31, 2010 3GUU Group	Dec. 31, 2010 3GUU Group VODone Limited CNY	Jan. 31, 2011 Kuailefeng Reseller Right CNY	Dec. 31, 2011 Kuailefeng Reseller Right CNY	Dec. 31, 2011 Bright Way Technology Limited CNY	Dec. 31, 2011 Dragon Joyce Group CNY	Dec. 31, 2009 Dragon Joyce Group VODone Limited CNY	Dec. 31, 2011 OWX Group CNY	Dec. 31, 2013 Mr. Kuang Yixun and Mr. Hu Zhenning USD ($)
Related Party Transaction [Line Items]
Business acquisition, interest acquired										90.60%					82.60%		70.00%	70.00%					70.00%
Gain on bargain purchase of business	$ 1,595,000	9,654,000								9,654,000	$ 1,595,000	9,654,000
Temporary funding to be used as working capital	1,007,000	6,097,000									4,500,000
Profit sharing percentage													55.00%	95.00%
Gain or loss resulted from sale of inventories																									0
Revenue from related party				1,424,000															1,424,000	1,424,000
Raw materials purchased on behalf by																					116,000
Raw materials purchased from																					658,000
Acquisition consideration paid																77,463,000		198,416,000					216,435,000
Amount of ordinary shares returned			12,302,000				6,279,000	38,014,000	18,314,000													12,771,000		17,507,000
Share option granted to the employees shares					2,431,592	5,900,000
Share option granted to the employees									2,313,000